Taxation - Schedule of Changes in Valuation Allowance (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2025	Dec. 31, 2024
Schedule of Changes in Valuation Allowance [Abstract]
Balance at the beginning of the period	$ 13,840	$ 11,820
Additions	816	2,344
Foreign currency translation adjustments	278	(324)
Balance at the end of the period	$ 14,934	$ 13,840